UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec. 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  One Manhattanville Road, Suite 201
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo Management, L.P.
Title:    General Partner of Apollo Management IV, L.P.
Name:     Apollo Management GP, LLC
Title:    General Partner of Apollo Management,L.P.
Name:     Patricia Navis
Title:    Vice Pres., Apollo Management GP, LLC
Phone:    212-515-3485

Signature, Place, and Date of Signing:

   Apollo Management IV, L.P.
   By:  Apollo Management, L.P.            New York, NY  Feb. 13, 2009
   By:  Apollo Management GP, LLC          New York, NY  Feb. 13, 2009
   By:  Patricia Navis, Vice President     New York, NY  Feb. 13, 2009

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           13

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total (x$1000):  $314,615

List of Other Included Managers:

 No.  13F File               Name
      Number

 01   28-10406               Apollo Investment Fund IV, L.P.
 02   28-12980               Apollo Strategic Value Master Fund, L.P.
 03   28-12985               Apollo Value Investment Master Fund, L.P.
 04   28-_____ (pending)     Apollo Management Holdings GP, LLC
 05   28-_____ (pending)     Apollo Management Holdings, L.P.
 06   28-_____ (pending)     Apollo Management GP, LLC
 07   28-_____ (pending)     Apollo Management, L.P.
 08   28-_____ (pending)     Apollo Capital Management GP, LLC
 09   28-_____ (pending)     Apollo Capital Management, L.P.
 10   28-_____ (pending)     Apollo SVF Management GP, LLC
 11   28-_____ (pending)     Apollo SVF Management, L.P.
 12   28-_____ (pending)     Apollo Value Management GP, LLC
 13   28-_____ (pending)     Apollo Value Management, L.P


* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** Fair market value is based on the closing prices of the securities, as of December 31, 2008 reported for composite transactions in New York Stock Exchange-listed securities and transactions in the Nasdaq
    Stock Market.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.


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                                                                FORM 13F INFORMATION TABLE
                                               CUSIP    Value**  Shares/  Sh/ Put/ Invstmt Other             Voting Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager           Sole  Shared  None

Apollo Invt Corp              Com              03761U106    8927    958809 Sh       Defined *                0     958809  0
Chemtura Corp                 Com              163893100    2314   1652500 Sh       Defined 2,4,5,8-11*      0    1652500  0
Chemtura Corp                 Com              163893100    2909   2077500 Sh       Defined 3-5,8-9,12-13*   0    2077500  0
Cninsure Inc                  Sposnored ADR    18976M103    1052    119717 Sh       Defined 4-5,8-9*         0     119717  0
Core Mark Holding Co Inc      Com              218681104   10118    470168 Sh       Defined 4-7*             0     470168  0
Hughes Communications Inc     Com              444398101   20948   1314163 Sh       Defined 4-7*             0    1314163  0
Hughes Communications Inc     Com              444398101  176845  11094447 Sh       Defined 1,4-7            0   11094447  0
iPCS Inc                      Com New          44980Y305    9305   1356351 Sh       Defined 1,4-7            0    1356351  0
National Finl Partners Corp   Com              63607P208    3040   1000016 Sh       Defined 1,4-7            0    1000016  0
Pinnacle Airl Corp            Com              723443107     594    349369 Sh       Defined 4-5,8-9*         0     349369  0
Pinnacle Airl Corp            Com              723443107    1112    654368 Sh       Defined 2,4,5,8-11*      0     654368  0
Pinnacle Airl Corp            Com              723443107     911    535958 Sh       Defined 3-5,8-9,12-13*   0     535958  0
Quality Distr Inc Fla         Com              74756M102   31191  10397009 Sh       Defined 4-7*             0   10397009  0
Sirius XM Radio Inc           Com              82967N108   11023  91857857 Sh       Defined 1,4-7            0   91857857  0
Verso Paper Corp              Com              92531L108   33219  32251899 Sh       Defined 4-7*             0   32251899  0
Yingli Green Energy Hldg Co   ADR              98584B103    1107    181549 Sh       Defined 4-5,8-9*         0     181549  0


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